Valuation Allowance for Deferred Tax Assets (Detail) - Valuation Allowance of Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 52,873	$ 25,711	$ 13,326
Additions	437	28,612	14,162
Deductions	(2,674)	(1,450)	(1,777)
Ending Balance	$ 50,636	$ 52,873	$ 25,711